Financial instruments - Fair Values Derivatives (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) € / $ ₱ / $	Dec. 31, 2019 USD ($) € / $ ₱ / $
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Current Assets, Fair value and carrying value	$ 1.8	$ 3.3
Current Liabilities, Fair value and carrying value	1.1
Non-current Liabilities, Fair value and carrying value	$ 57.2	$ 3.2
Derivative assets | Cash flow hedging item (HFH)
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Hedge ratio	100.00%	100.00%
Current assets derivatives | Currency risk related to purchases | HFT | Philippine peso
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Maximum maturity date	2021	2020
Current Assets, Notional amount	$ 68.0	$ 28.0
Current Assets, Fair value and carrying value	$ 1.8	$ 0.8
Rate | ₱ / $	48.23	52.16
Current assets derivatives | Currency risk related to investment in a foreign operation | Cash flow hedging item (HFH)
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Maximum maturity date	-
Current assets derivatives | Currency risk related to investment in a foreign operation | Cash flow hedging item (HFH) | European euro
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Maximum maturity date		2020
Current Assets, Notional amount		$ 363.2
Current Assets, Fair value and carrying value		$ 2.5
Price | € / $		0.89
Current liabilities derivatives | Currency risk related to business acquisition | Cash flow hedging item (HFH) | European euro
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Maximum maturity date	2025	-
Rate | € / $	0.85
Current Liabilities, Notional amount	$ 1.6
Current Liabilities, Fair value and carrying value	$ 1.1
Non-current liabilities derivatives | Currency risk related to investment in a foreign operation | Cash flow hedging item (HFH) | European euro
Disclosure of detailed information about financial instruments
Maximum maturity date	2025	2020
Rate | € / $	0.85
Non-current Liabilities, Notional amount	$ 402.7
Non-current Liabilities, Fair value and carrying value	$ 52.4
Non-current liabilities derivatives | Interest rate risk related to non-fixed credit facility amounts drawn | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments
Maximum maturity date	2022	2022
Non-current Liabilities, Notional amount	$ 100.5	$ 106.5
Non-current Liabilities, Fair value and carrying value	$ 4.8	$ 3.2
Interest rate on borrowings	2.64%	2.64%